Note 9 - Other Disclosures - Reconciliation of Liabilities Arising From Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance at Jan 1	€ 34,874	€ 6,825	€ 14,723
Cash flows	(175)	27,996	(2,565)
EIR method	6,828	931	30
Non-cash changes, additions	0	0	1,496
Non-cash changes, other	(17,236)	(878)	(6,859)
Balance at Dec 31	24,291	34,874	6,825
Loan and participation rights, noncurrent [member]
Statement Line Items [Line Items]
Balance at Jan 1	32,241	3,749	12,765
Cash flows	0	28,425	(2,187)
EIR method	6,828	931	30
Non-cash changes, additions	0	0	0
Non-cash changes, other	(15,908)	(864)	(6,859)
Balance at Dec 31	23,161	32,241	3,749
Lease liabilities, noncurrent [member]
Statement Line Items [Line Items]
Balance at Jan 1	2,633	3,076	1,958
Cash flows	(175)	(429)	(378)
EIR method	0	0	0
Non-cash changes, additions	0	0	1,496
Non-cash changes, other	(1,328)	(14)	0
Balance at Dec 31	€ 1,130	€ 2,633	€ 3,076